American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
April 30, 2025

One Choice Blend+ 2045 Portfolio - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.1%
Avantis U.S. Equity Fund G Class	563,199	9,765,875
Avantis U.S. Small Cap Value Fund G Class	55,759	820,770
Focused Dynamic Growth Fund G Class(2)	91,763	6,129,761
Focused Large Cap Value Fund G Class	625,690	6,375,784
Growth Fund G Class	5,204	286,722
Heritage Fund G Class	56,153	1,538,030
Mid Cap Value Fund G Class	98,428	1,505,944
Small Cap Growth Fund G Class	38,159	831,477
		27,254,363
International Equity Funds — 25.5%
Avantis Emerging Markets Equity Fund G Class	110,155	1,313,044
Avantis International Equity Fund G Class	278,512	3,645,726
Emerging Markets Fund G Class	145,508	1,696,628
Focused International Growth Fund G Class	114,593	2,061,524
Global Real Estate Fund G Class	92,500	1,206,194
International Small-Mid Cap Fund G Class	85,457	864,826
International Value Fund G Class	12,604	123,897
Non-U.S. Intrinsic Value Fund G Class	205,138	1,911,886
		12,823,725
Domestic Fixed Income Funds — 14.7%
Avantis Core Fixed Income Fund G Class	652,191	5,465,361
High Income Fund G Class	165,919	1,413,632
Inflation-Adjusted Bond Fund G Class	49,362	532,124
		7,411,117
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	86,583	774,056
Global Bond Fund G Class	237,503	2,080,528
		2,854,584
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $44,388,796)		50,343,789
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$50,343,789

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$9,092	$1,885	$843	$(368)	$9,766	563	$108	$140
Avantis U.S. Small Cap Value Fund	863	160	21	(181)	821	56	3	35
Focused Dynamic Growth Fund(3)	5,699	1,590	1,289	130	6,130	92	218	—
Focused Large Cap Value Fund	6,119	1,584	960	(367)	6,376	626	(10)	566
Growth Fund	109	207	—	(29)	287	5	—	14
Heritage Fund	1,410	322	115	(79)	1,538	56	31	170
Mid Cap Value Fund	1,502	269	128	(137)	1,506	98	—	127
Small Cap Growth Fund	828	82	13	(66)	831	38	3	10
Avantis Emerging Markets Equity Fund	1,118	300	87	(18)	1,313	110	3	39
Avantis International Equity Fund	3,330	565	412	163	3,646	279	17	130
Emerging Markets Fund	1,579	234	135	19	1,697	146	6	33
Focused International Growth Fund	1,823	261	58	35	2,061	115	2	16
Global Real Estate Fund	1,131	199	101	(23)	1,206	92	14	38
International Small-Mid Cap Fund	769	144	14	(34)	865	85	2	24
International Value Fund	47	66	—	11	124	13	—	5
Non-U.S. Intrinsic Value Fund	1,823	492	316	(87)	1,912	205	(12)	226
Avantis Core Fixed Income Fund	6,522	1,048	2,093	(12)	5,465	652	(15)	211
High Income Fund	1,647	153	366	(20)	1,414	166	7	82
Inflation-Adjusted Bond Fund	598	24	107	17	532	49	(7)	11
Emerging Markets Debt Fund	873	55	161	7	774	87	2	28
Global Bond Fund	2,408	261	593	4	2,080	238	6	63
	$49,290	$9,901	$7,812	$(1,035)	$50,344	3,771	$378	$1,968
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.